CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022
Revenue		$ 8,196	$ 13,102
Cost of revenue		1,623	2,873
Total gross profit		6,573	10,229
Operating expenses:
Research and development		26,928	59,952
Sales and marketing		2,475	6,348
General and administrative		11,299	47,632
Goodwill impairment		0	5,377
Total operating expenses		40,702	119,309
Loss from operations		(34,129)	(109,080)
Other income (expense), net:
Interest expense		(2,465)	(5,286)
Interest income		10	2,433
Change in fair value of derivative warrant liabilities		(1,664)	22,132
Change in fair value of earn-out liability		0	19,207
Transaction costs		0	(927)
Other income		7	0
Total other income (expense), net		(4,112)	37,559
Net loss before provision for income taxes		(38,241)	(71,521)
Provision for income taxes		0	0
Net loss		$ (38,241)	$ (71,521)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic	[1]	23,337,127	102,300,852
Weighted average shares used in computing net loss per share attributable to common stockholders – diluted	[1]	23,337,127	102,300,852
Net loss per share attributable to common stockholders—basic		$ (1.64)	$ (0.7)
Net loss per share attributable to common stockholders—diluted		$ (1.64)	$ (0.7)

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.